Fair Value (Tables)	6 Months Ended
Jun. 30, 2016
Fair Value Tables
Schedule of liabilities valued at fair value

The following liabilities were valued at fair value as of June 30, 2016 and December 31, 2015. No other items were valued at fair value on a recurring or non-recurring basis as of June 30, 2016 and December 31, 2015.

June 30, 2016		Fair Value Measurements Using
Carrying
	Value	Level 1	Level 2	Level 3	Total
Derivative Liabilities	$ ––	$ ––	$ ––	$ 257,899	$ 257,899

Total		$ ––	$ ––	$ 257,899	$ 257,899

December 31, 2015		Fair Value Measurements Using
Carrying
	Value	Level 1	Level 2	Level 3	Total
Derivative Liabilities	$ ––	$ ––	$ ––	$ 256,273	$ 256,273

Total		$ ––	$ ––	$ 256,273	$ 256,273